UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21566______

_______BlackRock Global Floating Rate Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Global Floating Rate Income Trust (BGT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—160.3%
			Corporate Bonds—20.3%
			Aerospace & Defense—0.2%
B-	$ 735		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	$ 764,400

			Automotive—0.3%
BB	210		ArvinMeritor, Inc., 8.75%, 3/01/12	208,950
CCC-	525	[2]	Delco Remy Intl., Inc., 9.068%, 4/15/09	497,438
CCC	40		Dura Operating Corp., 8.625%, 4/15/12	32,200
B-	15		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	14,700
			Lear Corp.,
B-	330		Ser. B, 5.75%, 8/01/14	266,475
B-	220		Ser. B, 8.11%, 5/15/09	204,600
CCC+	220		Metaldyne Corp., 10.00%, 11/01/13	205,700
B	40		Tenneco, Inc., 8.625%, 11/15/14	40,000

				1,470,063

			Basic Materials—1.5%
B+	40		Abitibi-Consolidated Co., 8.375%, 4/01/15 (Canada)	39,200
B+	1,000	[2]	Abitibi-Consolidated, Inc., 8.41%, 6/15/11 (Canada)	1,000,000
B+	260	[2]	Boise Cascade LLC, 7.943%, 10/15/12	263,250
B+	1,040	[2]	Bowater, Inc., 7.91%, 3/15/10	1,045,200
B+	70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	70,963
B+	750		Hercules, Inc., 6.75%, 10/15/29	735,000
			Ineos Group Holdings PLC (United Kingdom)
B2	225		7.875%, 2/07/16	263,123
B2	200	[3]	8.50%, 2/15/16	190,000
BBB-	95		Intl. Steel Group, Inc., 6.50%, 4/15/14	94,287
			Lyondell Chemical Co.,
BB-	300		11.125%, 7/15/12	330,000
BB-	300		Ser. A, 9.625%, 5/01/07	309,750
B-	565		Nalco Co., 8.875%, 11/15/13	589,012
			NewPage Corp.,
B3	80		10.00%, 5/01/12	84,400
B3	1,500	[2]	10.93%, 5/01/12	1,582,500
B-	50	[3]	PQ Corp., 7.50%, 2/15/13	48,250

				6,644,935

			Building & Development—0.3%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 8.71%, 10/01/10 (Canada)	995,000
B2	90	[3]	Compression Polymers Corp., 10.50%, 7/01/13	91,800
B-	195		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	192,563
B	60		North American Energy Partners, Inc., 9.00%, 6/01/10 (Canada)	63,600

				1,342,963

			Consumer Products—0.7%
B3	45		ALH Finance LLC, 8.50%, 1/15/13	44,213
B-	400		Cenveo Corp., 7.875%, 12/01/13	389,000
CCC	1,050	[2]	Duane Reade, Inc., 9.41%, 12/15/10	1,039,500
B-	75		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	65,812
B	40		Gold Kist, Inc., 10.25%, 3/15/14	43,200
B-	555	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	527,250
B-	400		Lazydays RV Center, Inc., 11.75%, 5/15/12	395,000
B-	180	[2]	Levi Strauss & Co., 9.74%, 4/01/12	186,300
CCC-	135		Movie Gallery, Inc., 11.00%, 5/01/12	66,825
B-	385	[3]	Rite Aid Corp., 6.125%, 12/15/08	371,525

				3,128,625

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Packaging—0.0%
B2	$ 150		Smurfit-Stone Container Enterprises, Inc., 9.75%, 2/01/11	$ 154,500

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Inc., 5.75%, 2/15/11	592,188

			Energy—8.0%
BB-	750	[3]	AES Corp., 9.00%, 5/15/15	811,875
B1	130		ANR Pipeline Co., 9.625%, 11/01/21	159,575
B	80	[3]	Chaparral Energy, Inc., 8.50%, 12/01/15	83,000
BB	70		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15 (France)	72,100
B	375		El Paso Production Holding Co., 7.75%, 6/01/13	390,000
B1	750		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	757,500
BB+	14,430		Gazprom OAO, 9.625%, 3/01/13 (Russia)	17,064,918
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	726,350
B1	95		NRG Energy, Inc., 7.375%, 2/01/16	97,256
			Pemex Project Funding Master Trust,
BBB	800		9.375%, 12/02/08	870,000
Baa1	12,700	[2]	Ser. 15, 6.868%, 10/15/09	13,290,550
			Reliant Energy, Inc.,
B	180		6.75%, 12/15/14	160,200
B	750		9.25%, 7/15/10	751,875
B2	300		Whiting Petroleum Corp., 7.25%, 5/01/13	299,250
B+	590		Williams Cos., Inc., 8.75%, 3/15/32	688,825

				36,223,274

			Entertainment & Leisure—0.1%
B3	155	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	158,487
BB	275		MGM Mirage, 5.875%, 2/27/14	258,500
B	25		Poster Financial Group, Inc., 8.75%, 12/01/11	26,313
B+	40	[3]	San Pasqual Casino, 8.00%, 9/15/13	40,400
B+	20		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	19,550

				503,250

			Financial Institutions—3.6%
B+	93		AES Ironwood LLC, 8.857%, 11/30/25	104,280
Ba3	2,000		Alrosa Finance Ltd., 8.125%, 5/06/08 (Luxembourg)	2,092,500
BB	140		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	137,900
BB	750		Crum & Forster Holdings Corp., 10.375%, 6/15/13	768,750
BB-	60		Ford Motor Credit Co., 7.25%, 10/25/11	53,939
BB	3,000	[2]	General Motors Acceptance Corp., 5.968%, 1/16/07	2,959,675
BB+	5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,805,211
BB+	3,000	[3]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,150,000
BBB	25	[2]	Marsh & McLennan Cos., Inc., 5.19%, 7/13/07	24,917
B+	750	[3]	Rainbow National Services LLC, 8.75%, 9/01/12	798,750
B-	300	[2]	Universal City Florida Holding Co. I/II, 9.43%, 5/01/10	306,000

				16,201,922

			Health Care—0.3%
B	280	[3]	Angiotech Pharmaceuticals, Inc., 7.75%, 4/01/14 (Canada)	281,400
NR	10	[4]	Curative Health Services, Inc., 10.75%, 5/01/11	5,800
B-	75		Select Medical Corp., 7.625%, 2/01/15	67,688
B	70		Tenet Healthcare Corp., 6.875%, 11/15/31	55,825
B-	830		Universal Hospital Services, Inc., 10.125%, 11/01/11	859,050

				1,269,763

			Industrials—0.4%
B-	180		NationsRent Cos., Inc., 9.50%, 5/01/15	195,075
CCC+	325		Park-Ohio Industries, Inc., 8.375%, 11/15/14	307,938
B3	210	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	222,600
CCC+	445		Trimas Corp., 9.875%, 6/15/12	392,712
B	750		United Rentals NA, Inc., 7.00%, 2/15/14	720,000

				1,838,325

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—0.6%
B+	$ 100	[2,5]	Cablevision Systems Corp., 9.62%, 4/01/09	$ 105,250
			Charter Communications Holdings II, LLC/Charter Communications Holdings II Capital Corp.,
CCC-	45	[3]	10.25%, 9/15/10	44,100
CCC-	780		10.25%, 9/15/10	768,300
B+	120		CSC Holdings, Inc., 7.875%, 12/15/07	122,700
			Echostar DBS Corp.,
BB-	750		6.375%, 10/01/11	734,062
BB-	300	[3]	7.125%, 2/01/16	294,750
B2	80	[3]	Network Communications, Inc., 10.75%, 12/01/13	81,400
B3	70		Nexstar Finance, Inc., 7.00%, 1/15/14	66,150
B2	350	[2,3]	Paxson Communications Corp., 8.318%, 1/15/12	352,625
B	250	[3]	R.H. Donnelley Corp., 8.875%, 1/15/16	260,000
CCC+	100	[3]	Unity Media GmbH, 10.375%, 2/15/15 (Germany)	104,000

				2,933,337

			Real Estate—1.3%
BB+	6,350		Rouse Co., 5.375%, 11/26/13	5,943,610

			Technology—0.8%
BBB-	1,500	[2]	Freescale Semiconductor, Inc., 7.818%, 7/15/09	1,533,750
B+	1,875	[2]	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 8.16%, 12/15/11 (Luxembourg)	1,898,437
B-	250	[2,3]	Sungard Data Systems, Inc., 9.431%, 8/15/13	262,500
B	140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	141,050

				3,835,737

			Telecommunications—1.8%
B1	810		Cincinnati Bell, Inc., 7.25%, 7/15/13	836,325
			Dobson Cellular Systems, Inc.,
B1	350		8.375%, 11/01/11	370,125
B1	325	[2]	9.43%, 11/01/11	336,375
B3	115	[2,3]	Hawaiian Telcom Communications, Inc., 9.948%, 5/01/13	113,275
B	75		Intelsat Ltd., 5.25%, 11/01/08 (Bermuda)	70,688
			Intelsat Subsidiary Holding Co. Ltd. (Bermuda)
B+	50		8.25%, 1/15/13	50,875
B+	200		8.625%, 1/15/15	207,000
B+	485	[2]	9.614%, 1/15/12	495,912
B	2,350	[2]	Qwest Communications Intl., Inc., 8.249%, 2/15/09	2,397,000
BB+	2,500	[2]	Qwest Corp., 8.16%, 6/15/13	2,737,500
BB	400	[2]	Rogers Wireless Communications, Inc., 8.035%, 12/15/10 (Canada)	411,000
B-	150	[3]	Wind Acquisition Finance SA, 10.75%, 12/01/15 (Luxembourg)	161,437

				8,187,512

			Transportation—0.3%
B1	30	[3]	Hertz Corp., 8.875%, 1/01/14	31,200
B3	315		Horizon Lines LLC, 9.00%, 11/01/12	333,113
B+	750		OMI Corp., 7.625%, 12/01/13 (Marshall Island)	765,000

				1,129,313

			Total Corporate Bonds	92,163,717

			Bank Loans—109.5%
			Aerospace & Defense—1.8%
	2,955		Caci Intl., Inc., LIBOR + 1.50%, 5/03/11	2,980,743
	968		Camp Acquisition Co., Loan A, LIBOR + 3.25%, 8/30/11	970,161
	993		Dyncorp International LLC, Loan B, LIBOR + 2.75%, 2/11/11	1,004,492
	2,000		MRO Acquisition LLC, LIBOR + 5.25%, 8/15/11	2,030,000
	826		Standard Aero Holdings, Inc., LIBOR + 2.25%, 8/20/12	824,662
	493		US Investigations Services LLC, Loan B, LIBOR + 2.50%, 10/14/12	498,849

				8,308,907

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Automotive—2.9%
		Goodyear Tire & Rubber Co.,
	$ 500	LIBOR + 2.75%, 4/30/10	$ 506,771
	1,000	LIBOR + 3.50%, 4/01/11	1,013,542
	750	IAP Worldwide Services, Inc., LIBOR + 3.00%, 12/30/12	757,500
	500	Keystone Automotive, Inc., Loan C, LIBOR + 2.50%, 10/30/10	501,250
	926	Metaldyne Co. LLC, Loan D, LIBOR + 4.50%, 12/31/09	942,485
	1,750	Polar Corp., LIBOR, 6/15/10	1,767,500
	501	Precision Parts Intl., Loan B, LIBOR + 3.75%, 10/01/11	501,250
	1,249	Progressive Moulded Products Ltd., Loan B, LIBOR + 4.50%, 8/16/11	1,031,458
	2,993	TI Group Automotive Systems, Loan C, LIBOR + 3.25%, 6/30/11	2,925,854
		TRW Automotive Acquisitions Corp.,
	486	Loan B, LIBOR + 1.50%, 6/30/12	487,349
	2,481	Loan E, LIBOR + 1.50%, 10/31/10	2,493,036

			12,927,995

		Basic Materials—13.0%
	2,709	Appleton Papers, Inc., LIBOR + 2.25%, 6/11/10	2,734,328
		Basell NV,
	500	Loan B2, LIBOR + 2.50%, 9/07/13	508,125
	500	Loan C2, LIBOR + 3.00%, 9/07/14	508,125
	995	Berry Plastics Corp., LIBOR + 2.00%, 12/02/11	1,008,474
	1,829	Boise Cascade Corp., Loan D, LIBOR + 1.75%, 10/29/11	1,851,829
		Brenntag Group,
	2,000	LIBOR + 2.50%, 1/17/14	2,028,500
	1,000	LIBOR + 6.50%, 7/17/15	1,007,500
	791	Buckeye Technologies, Inc., LIBOR + 2.00%, 3/15/08	791,709
	3,588	Celanese AG, LIBOR + 2.00%, 4/06/11	3,639,032
	2,000	Cognis Deutschland, LIBOR + 4.75%, 11/15/13	2,040,834
	971	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/22/12	977,197
	1,426	Foundation Coal Corp., Loan B, LIBOR + 1.75%, 7/30/11	1,446,024
	988	Hercules, Inc., Loan B, LIBOR + 1.50%, 10/08/10	994,226
	7,195	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/16/12	7,238,093
		Ineos Group Ltd.,
	2,250	Loan A4, LIBOR + 2.25%, 12/16/12	2,272,500
	1,750	Loan B2, LIBOR + 2.25%, 12/16/13	1,763,155
	1,750	Loan C2, LIBOR + 2.75%, 12/16/13	1,775,156
	3,780	Innophos, Inc., 0.50%, 8/13/10	3,828,826
		Invista B.V.,
	2,477	Loan B1, LIBOR + 1.75%, 4/29/11	2,504,474
	1,259	Loan B2, LIBOR + 1.75%, 4/29/11	1,265,236
	2,000	ISP Chemco, Inc., LIBOR + 1.75%, 2/16/13	2,021,072
	750	John Maneely Co., TBD	762,188
	220	Kraton Polymers LLC, LIBOR + 2.50%, 12/23/10	222,887
	5,831	Nalco Co., Loan B, PRIME + 0.75%, 11/04/10	5,889,025
	496	PQ Corp., LIBOR + 2.00%, 2/11/12	503,073
	499	Pregis Corp., Loan B2, LIBOR + 2.50%, 10/12/12	607,432
	938	Professional Paint, Inc., LIBOR + 2.75%, 9/30/11	944,531
	4,333	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 12/13/13	4,387,955
	3,000	UPC Distribution Corp., Loan H1, LIBOR + 2.75%, 9/30/12	3,637,366

			59,158,872

		Building & Development—2.7%
	242	Atrium Cos., Inc., LIBOR + 3.25%, 12/28/11	243,160
	500	Contech Construction Products, Inc., LIBOR + 2.00%, 1/31/13	506,875
	1,500	Custom Building Products, Inc., LIBOR + 5.00%, 4/29/12	1,505,625
	500	Euramax Intl., Inc., LIBOR + 7.00%, 6/29/13	493,750
	1,250	Harmon Koval, 3.25%, 11/18/07	1,253,125

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Building & Development—(cont’d)
	$ 2,000	Landsource Communities Development LLC, Loan B, LIBOR + 2.50%, 3/31/10	$ 2,007,500
	985	Nortek, Inc., Loan B, LIBOR + 2.00%, 8/27/11	993,619
		Ply Gem Industries, Inc.,
	1,641	TBD, 3/15/10	1,654,980
	109	LIBOR, 8/15/11	110,332
	975	Rhodes Ranch, LIBOR + 3.25%, 11/21/10	979,875
	2,500	United Subcontractors, Inc., LIBOR + 3.00%, 12/27/12	2,500,000

			12,248,841

		Business Equipment & Services—0.2%
	990	Latham Intl., LIBOR + 3.75%, 12/31/10	1,001,144

		Conglomerates—6.7%
		Atlantis Plastics, Inc.,
	993	LIBOR + 2.75%, 9/30/11	1,004,906
	750	LIBOR + 7.25%, 9/30/11	755,625
	1,500	Blount Intl., TBD	1,511,250
	5,000	Colfax Intl., LIBOR + 2.25%, 11/30/11	6,081,969
	2,757	Fidelity National Information Solutions, Inc., Loan B, LIBOR + 1.75%, 3/09/13	2,777,846
	500	Gentek, Inc., LIBOR + 5.75%, 3/15/12	501,875
	3,448	Honeywell Security, Loan B, LIBOR + 3.25%, 6/28/10	3,469,085
		Invensys Intl. Holdings Ltd.,
	1,727	0.50%, 3/05/09	1,675,369
	2,000	LIBOR + 4.75%, 11/30/09	2,042,500
	558	Loan B1, LIBOR + 3.50%, 9/05/09	562,808
		Jarden Corp.,
	1,540	PRIME + 1.00%, 1/24/12	1,555,602
	500	Loan B2, PRIME + 0.75%, 1/24/12	503,000
	483	Loan B3, PRIME, 1/24/12	486,219
	462	Lionbridge Technologies, Inc., LIBOR + 3.50%, 9/01/11	464,813
	998	Mueller Group, Inc., Loan B, LIBOR + 2.25%, 10/03/12	1,009,969
	384	Penn Engineering & Manufacturing, LIBOR + 2.50%, 5/25/11	387,881
	2,439	Polypore, Inc., LIBOR + 3.00%, 11/12/11	2,458,262
	670	Rexnord Corp., PRIME + 1.00%, 12/31/11	675,922
	2,488	Sungard Data Systems, Inc., Loan B, LIBOR + 2.50%, 2/11/13	2,519,927

			30,444,828

		Consumer Products—15.2%
	1,000	24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 3.00%, 6/08/12	1,012,500
	466	Adams Outdoor Advertising LP, LIBOR + 2.00%, 10/18/12	472,345
	2,000	Aearo Technologies, TBD	2,036,875
	1,985	Alliance One International, Inc., Loan B, LIBOR + 3.50%, 5/13/10	2,004,850
	497	Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/25/12	503,097
		Berkline Bench Craft,
	2,000	LIBOR + 10.00%, 4/30/12	1,500,000
	1,604	Loan B, LIBOR + 3.75%, 11/03/11	1,547,760
	2,750	Burger King Corp., Loan B, TBD, 6/30/12	2,765,468
	940	Carrols Corp., LIBOR + 2.50%, 12/31/10	953,219
	497	Centerplate, Inc., LIBOR + 3.25%, 10/01/10	500,603
	1,000	Central Garden & Pet Co., Loan B, LIBOR + 1.50%, 9/30/12	1,006,667
	496	Chiquita Brands Intl., Inc., Loan B, TBD, 6/28/12	500,799
	1,113	CKE Restaurants, Inc., LIBOR + 2.00%, 5/01/10	1,123,947
		Coinmach Corp.,
	404	Loan B1, 1.25%, 12/19/12	409,393
	596	Loan B1, PRIME + 1.50%, 12/19/12	605,190
	1,731	Commonwealth Brands, Inc., PRIME + 1.25%, 12/22/12	1,753,112
	1,122	Constellation Brands, Inc., Loan B, LIBOR + 1.50%, 11/30/11	1,135,707
	743	Culligan Intl. Co., Loan B, LIBOR + 2.50%, 9/30/11	752,709
	3,500	Denny’s Corp., LIBOR + 5.13%, 9/30/10	3,607,916
	1,469	Desa Intl., Inc., LIBOR + 5.00%, 12/30/11	1,444,932
		Eastman Kodak Co.,
	368	Loan B1, LIBOR + 2.25%, 10/18/12	367,581
	880	Loan B2, 1.50%, 10/18/12	889,880

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(cont’d)
	$ 1,500	Eight O’Clock Coffee, Loan B, LIBOR + 3.00%, 11/14/11	$ 1,515,000
	489	Fender Musical Instruments Corp., LIBOR + 4.50%, 9/30/12	496,208
	224	Herbalife Intl., Inc., LIBOR + 1.75%, 12/20/10	226,210
		Hertz Corp.,
	174	1.13%, 12/21/12	175,524
	745	LIBOR + 2.25%, 12/21/12	752,562
	278	LIBOR + 2.50%, 12/21/12	281,357
	684	PRIME + 1.25%, 12/21/12	692,813
	748	Knoll, Inc., LIBOR + 1.75%, 10/03/12	757,711
	990	Landry’s Restaurants, Inc., Loan B, LIBOR + 1.75%, 12/28/10	999,900
	741	Language Line, Inc., Loan B, LIBOR + 4.25%, 6/10/11	744,190
	575	Le-Natures, Inc., Loan B, LIBOR + 3.00%, 6/23/10	575,001
	1,917	Maidenform, Inc., LIBOR + 1.75%, 5/11/10	1,921,458
	996	Mapco Express, Inc., PRIME + 1.75%, 4/28/11	1,009,926
	500	MD Beauty, Inc., LIBOR + 7.00%, 2/18/13	506,250
	1,554	Movie Gallery, Inc., Loan B, LIBOR + 3.75%, 4/27/11	1,401,722
	1,661	Neiman-Marcus Group, Inc., LIBOR + 2.50%, 4/06/13	1,684,089
	1,990	New Page, Loan B, LIBOR + 3.00%, 5/02/11	2,019,850
	3,500	Olympus Cable Holdings LLC, Loan B, PRIME + 2.00%, 9/30/10	3,427,501
	591	Oreck Corp., Loan B, LIBOR + 2.75%, 1/27/12	598,395
		Oriental Trading Co., Inc.,
	1,500	LIBOR + 4.75%, 1/08/11	1,515,000
	1,345	Loan B, LIBOR + 2.25%, 8/04/10	1,355,267
	3,447	OSI Group LLC, LIBOR + 2.00%, 9/02/11	3,485,097
	500	Pantry, Inc., LIBOR + 1.75%, 1/02/12	505,625
	903	PBM Products LLC, Loan B, LIBOR + 3.00%, 7/26/11	911,036
	2,312	Pierre Foods, Inc., Loan B, LIBOR + 1.75%, 6/30/10	2,335,625
	750	Pivotal Promontory LLC, LIBOR + 6.50%, 8/31/11	749,375
	1,965	Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/06/11	1,987,106
	1,000	Propex Fabrics, Inc., Loan B, LIBOR + 2.25%, 7/31/12	1,008,750
		R.H. Donnelley Corp.,
	345	Loan A3, LIBOR + 1.75%, 12/31/09	347,618
	2,163	Loan D, LIBOR + 1.75%, 6/30/11	2,178,909
	1,500	Roundy’s Supermarkets, Inc., LIBOR + 3.00%, 11/03/11	1,518,750
	923	Spectrum Brands, Inc., Loan B, LIBOR + 2.50%, 2/06/12	933,788
		Synventive Acquisition, Inc.,
	804	LIBOR + 14.0%, 7/29/14	779,923
	748	Loan B, LIBOR + 3.25%, 7/29/12	746,255
	500	Travelcenters of America, Inc., Loan B, LIBOR + 1.75%, 12/01/11	504,625
	948	Tupperware Corp., LIBOR + 1.50%, 12/05/12	948,980
	525	Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/13	525,656

			69,017,602

		Containers & Packaging—4.4%
		Covalence Specialty Materials Corp.,
	200	LIBOR + 3.25%, 8/16/13	204,813
	500	Loan B, LIBOR + 1.75%, 2/16/13	506,250
	349	Flexsol Packaging Corp., LIBOR + 3.25%, 11/30/11	349,606
	1,500	Georgia-Pacific Corp., LIBOR + 3.00%, 12/20/13	1,531,875
		Graham Packaging Co. LP,
	5,687	Loan B, LIBOR + 2.25%, 10/07/11	5,757,975
	2,000	Loan C, LIBOR + 4.25%, 4/07/12	2,042,500
	3,425	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	3,476,054
	499	Ranpak Corp., Loan B, LIBOR + 2.50%, 12/14/11	502,491
		Smurfit-Stone Container Enterprises, Inc.,
	898	Loan B, LIBOR + 2.25%, 11/01/11	909,485
	750	Loan B1, LIBOR + 2.50%, 2/15/14	918,544
	750	Loan C1, LIBOR + 3.00%, 2/15/15	922,958
	2,947	Solo Cup, Inc., LIBOR + 2.50%, 2/27/11	2,975,613

			20,098,164

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Ecological Services & Equipment—0.9%
	$ 1,913	Allied Waste NA, Inc., LIBOR + 2.00%, 1/15/12	$ 1,920,941
	2,000	Envirosolutions, Inc., 2.00%, 3/01/09	2,025,000

			3,945,941

		Energy—7.0%
	1,500	AES Corp., LIBOR + 1.75%, 4/30/08	1,516,500
	1,500	Astoria Generating Co. Acquisitions LLC, Loan B, LIBOR, 2/23/13	1,516,719
		Boart Longyear Co.,
	1,497	LIBOR + 3.00%, 7/28/12	1,518,694
	500	LIBOR + 7.00%, 1/28/13	507,500
	996	Cellnet Technology, Inc., Loan B, LIBOR + 3.00%, 4/26/12	1,008,681
	1,496	Coffeyville Resources LLC, LIBOR + 2.50%, 6/24/12	1,513,733
	430	Cogentrix Delaware Holdings, Inc., LIBOR + 1.75%, 4/14/12	434,419
	500	Coleto Creek Power, Loan C1, LIBOR + 2.00%, 6/30/12	503,125
	250	Complete Production Services, Inc., Loan B, PRIME + 1.50%, 9/12/12	252,492
	1,975	El Paso Corp., 0.50%, 11/30/07	1,999,138
	1,500	Key Energy Services, Inc., Loan B, LIBOR + 3.25%, 6/30/12	1,520,000
	478	Mainline LP, LIBOR + 2.38%, 12/17/11	480,167
	443	MGG Holdings, LIBOR + 2.00%, 6/30/12	447,058
	1,000	Mirant NA LLC, Loan B, LIBOR + 1.75%, 1/03/13	1,008,036
	8,000	NRG Energy, LIBOR + 2.00%, 2/01/13	8,094,963
	1,250	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/16/12	1,264,062
	389	Petrohawk, PRIME + 3.50%, 7/31/10	393,750
	1,000	Plum Point Energy Associates, TBD	1,008,750
		Reliant Energy, Inc.,
	1,997	LIBOR + 2.38%, 4/30/10	1,991,659
	998	LIBOR + 2.38%, 9/30/10	999,786
		Semcrude LP,
	690	LIBOR + 2.50%, 3/16/11 (CND)	689,570
	1,442	LIBOR + 2.50%, 3/16/11 (USD)	1,442,141
		Wolf Hollow I LP,
	100	0.50%, 6/22/12	100,938
	500	LIBOR, 12/15/12	508,750
	400	LIBOR + 2.25%, 6/22/12	403,938
	500	Loan B, LIBOR + 2.25%, 6/22/12	504,687

			31,629,256

		Entertainment & Leisure—7.8%
	995	Blockbuster Entertainment Corp., Loan B, LIBOR + 4.00%, 8/20/11	975,203
	1,970	Boyd Gaming Corp., Loan B, LIBOR + 1.50%, 6/30/11	1,990,110
	3,237	CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/13/12	3,260,315
	1,000	Century Theatres, LIBOR + 1.88%, 3/01/13	1,011,250
	2,000	Greektown Casino LLC, Loan B, LIBOR + 2.50%, 12/03/12	2,027,500
	2,500	Hallmark Entertainment LLC, Loan B, LIBOR + 2.50%, 12/31/11	2,531,250
	1,493	Hit Entertainment Ltd., LIBOR + 2.25%, 3/20/12	1,501,455
		Hollywood Theaters, Inc.,
	1,723	LIBOR + 3.25%, 7/31/09	1,736,678
	2,500	LIBOR + 7.00%, 1/31/10	2,518,750
	1,485	Kerasotes Theatres, Inc., Loan B, LIBOR + 2.50%, 10/31/11	1,491,188
	5,000	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 2.25%, 4/08/12	5,059,375
	998	Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 10/03/12	1,009,969
	750	Riverside Casino & Golf Resort LLC, Loan B, LIBOR + 4.00%, 11/30/11	750,000
	991	Universal City Development Partners LP, Loan B, LIBOR + 2.00%, 6/09/11	1,001,962
	1,500	Venetian Casino Resorts LLC, Loan B, LIBOR + 1.75%, 6/15/11	1,515,000
		Wembley, Inc.,
	995	LIBOR + 2.00%, 8/23/11	1,009,925
	500	LIBOR + 3.75%, 8/23/12	508,125
	1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,099,350
	4,000	Wynn Las Vegas LLC, 1.00%, 12/14/11	4,038,332
	484	Yellowstone Mountain Club, LIBOR + 2.38%, 9/30/10	485,210

			35,520,947

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Financial Institutions—7.6%
	$ 750	Ameritrade, Loan B, LIBOR + 1.50%, 12/31/12	$ 754,079
	1,185	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/26/11	1,180,557
	1,298	Global Cash Access LLC, LIBOR + 2.25%, 3/10/10	1,313,520
	3,354	Jostens, Inc., Loan C, LIBOR + 2.25%, 10/04/11	3,397,347
		N.E.W. Holdings I LLC,
	876	LIBOR + 3.00%, 7/08/11	884,049
	250	LIBOR + 7.00%, 6/30/12	253,750
	2,000	Nasdaq Stock Market, Inc., Loan B, LIBOR + 1.50%, 12/08/11	2,013,334
		Navistar Financial Corp.,
	2,181	1.00%, 2/22/09	2,169,847
	6,275	LIBOR + 5.00%, 2/22/09	6,275,633
	3,000	NTL, Inc., Loan B, LIBOR + 3.00%, 4/13/12	3,022,500
	1,500	Pinnoak Resources LLC, LIBOR, 11/23/12	1,515,000
	1,250	Professional Service, Inc., Loan B, LIBOR + 3.00%, 10/31/12	1,256,250
	1,965	Ripplewood Phosphorus US LLC, LIBOR + 3.25%, 7/20/11	1,957,631
	484	Roller Bearing Co. of America, LIBOR + 2.50%, 6/30/11	486,587
	6,000	Rouse Co., LIBOR + 1.30%, 8/21/06	6,000,000
	1,500	Targa Resources Asset Sale, LIBOR + 2.25%, 10/31/07	1,503,750
	462	USI Holdings Corp., Loan B, TBD, 8/11/08	464,141

			34,447,975

		Health Care—8.6%
	3,876	Arizant, Inc., LIBOR + 3.75%, 8/15/10	3,890,472
	2,000	CCS Medical, Loan B, LIBOR + 3.25%, 9/30/12	1,994,376
	5,377	Community Health Systems, Inc., LIBOR + 1.75%, 8/19/11	5,444,137
	3,492	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	3,531,982
	942	Davita, Inc., Loan B, LIBOR + 2.00%, 10/05/12	953,093
	912	Duloxetine Royalty Sub., LIBOR + 4.50%, 10/15/13	921,433
	6,000	HealthSouth Corp., TBD, 1/16/11	6,043,752
	2,956	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/22/11	2,993,170
	2,657	Jean Coutu Group, Inc., Loan B, LIBOR + 2.25%, 7/30/11	2,682,350
	530	Kinetic Concepts, Inc., Loan B2, LIBOR + 1.75%, 8/11/10	536,179
	500	Radnet Management, Inc., Loan B, LIBOR + 4.00%, 3/15/11	498,750
	993	Select Medical Corp., Loan B, LIBOR + 1.75%, 2/24/12	982,299
	500	Triumph Healthcare Second Holdings, Inc., LIBOR + 8.50%, 8/31/12	460,000
	3,022	US Oncology, Inc., LIBOR + 2.25%, 8/20/11	3,055,494
	993	Vanguard Health Holding Co. II, LIBOR + 2.25%, 9/23/11	1,003,976
		Warner Chilcott Corp.,
	530	1.38%, 1/18/12	534,322
	2,167	Loan B, LIBOR + 2.75%, 1/18/12	2,185,066
	873	Loan C, LIBOR + 2.75%, 1/18/12	880,475
	403	Loan D, LIBOR + 2.75%, 1/18/12	406,755

			38,998,081

		Industrials—2.4%
		Acosta, Inc.,
	1,250	LIBOR + 2.25%, 12/06/12	1,266,406
	150	LIBOR + 5.75%, 6/06/13	154,687
	422	Alderwoods Group, Inc., Loan B2, LIBOR + 2.00%, 9/29/09	425,468
		Bolthouse Farms, Inc.,
	1,000	LIBOR + 2.50%, 12/16/12	1,015,000
	500	PRIME + 4.50%, 12/16/13	512,708
	486	Chart Industries, Inc., Loan B, LIBOR + 2.00%, 10/17/12	494,011
	2,000	Drummond Co., Inc., TBD	1,998,750
	720	Novelis, Inc., Loan B, LIBOR + 1.75%, 1/07/12	726,761
	625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	624,609
	2,000	Tinnerman Palnut Engineered Products, Inc., LIBOR + 7.25%, 11/01/11	1,920,000
	1,578	Worldspan LP, LIBOR + 2.75%, 2/11/10	1,548,195

			10,686,595

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—16.6%
	$ 1,844		Alliance Atlantis Communications, Inc., Loan C, LIBOR + 1.50%, 12/20/11	$ 1,857,778
	1,737		American Lawyers Media, Inc., PRIME + 1.50%, 3/05/10	1,742,664
	1,000		American Media Operations, Inc., Loan B, LIBOR + 3.00%, 1/31/13	1,011,750
	975		Bragg Communications, Inc., Loan B, LIBOR + 2.00%, 8/31/11	986,020
	5,398	[5]	Cablecom SCA, TBD, 12/31/10	4,140,822
	4,000		Cablevision Systems Corp., TBD	4,030,500
	75		Caprock Holdings, Inc., Loan B, LIBOR + 3.50%, 2/01/12	74,625
			Century TCI California LP,
	2,000		PRIME + 0.75%, 12/31/07	1,985,416
	10,000		PRIME + 2.00%, 12/31/09	9,754,170
			Charter Communications Operating LLC,
	5,993		Loan A, LIBOR + 3.00%, 4/27/10	6,041,461
	1,968		Loan B, LIBOR + 3.25%, 4/07/11	1,983,613
	3,479		Dex Media East LLC, Loan B, LIBOR + 1.75%, 5/08/09	3,506,114
			Dex Media West LLC,
	1,000		Loan B1, 0.50%, 3/09/10	1,004,821
	1,592		Loan B, LIBOR + 1.75%, 3/09/10	1,604,204
	2,000		DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 4/13/13	2,021,250
	863		Emmis Communications Co., Loan B, PRIME + 0.75%, 11/10/11	867,185
	5,000		Eutelsat SA, Loan B1, LIBOR + 2.00%, 4/04/13	6,090,804
			Insight Midwest Holdings LLC,
	3,777		Loan A, LIBOR + 1.25%, 6/30/09	3,782,102
	2,985		Loan C, LIBOR + 2.00%, 12/31/09	3,025,134
	1,500		Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 3/01/13	1,512,187
			Mediacom Communications Corp.,
	2,045		Loan A, LIBOR + 1.50%, 3/31/10	2,040,793
	993		Loan C, LIBOR + 2.00%, 2/01/14	1,004,441
	1,980		Mediacom Illinois LLC, Loan B, LIBOR + 2.25%, 3/31/13	2,005,679
	1,941		Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,947,520
			NEP Supershooters LP,
	693		LIBOR + 4.00%, 2/03/11	702,529
	500		LIBOR + 8.00%, 2/01/11	495,000
	1,976		Nexstar Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,982,478
	750		Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 2/28/12	758,438
	750		Quebecor Media, Inc., Loan B, LIBOR + 2.00%, 1/17/13	760,079
	1,001		Triple Crown Media, Inc., PRIME + 2.25%, 6/30/10	997,500
	1,000		UPC Distribution Corp., Loan H, LIBOR + 2.75%, 9/30/12	1,005,208
	3,931		WMG Acquisition Corp., LIBOR + 2.00%, 2/28/11	3,978,660
	497		Young Broadcasting, Inc., LIBOR + 2.25%, 11/03/12	497,811

				75,198,756

			Publishing—0.2%
	750		Endurance Business Media, Loan B, LIBOR + 2.25%, 3/08/12	755,625

			Real Estate—1.4%
	1,058		Acoustical Materials, LIBOR + 2.75%, 4/13/12	1,065,625
	2,596		Headwaters, Inc., PRIME + 1.25%, 4/30/11	2,614,129
			Kyle Acquisition Group LLC,
	50		LIBOR + 2.00%, 7/20/10	50,438
	731		Loan B, LIBOR + 2.00%, 7/20/08	737,747
	871		Lake Las Vegas Resort, LIBOR + 2.75%, 11/01/09	872,078
			Masonite Intl. Corp.,
	495		LIBOR + 2.00%, 4/05/13	488,644
	1		LIBOR + 2.00%, 4/05/13 (CND)	616
	1		LIBOR + 2.00%, 4/05/13 (USD)	617
	404		Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/19/11	407,522

				6,237,416

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—2.4%
	$ 2,908		Directed Electronics, Inc., LIBOR + 2.25%, 3/15/10	$ 2,926,319
	496		Federal IT Systems, Inc., LIBOR + 2.75%, 4/01/11	499,662
	500		Serena Software, Inc., Loan B, LIBOR, 3/11/13	506,688
	353		SS&C Technologies, Inc., LIBOR + 2.50%, 11/23/12	355,913
	2,240		UGS Corp., LIBOR + 2.00%, 3/31/12	2,265,618
	2,875		Verifone, Inc., Loan B, LIBOR + 1.75%, 6/30/11	2,903,871
	1,400		Westcom Corp., Loan B, LIBOR + 2.75%, 12/16/10	1,400,044

				10,858,115

			Telecommunications—7.1%
	250		AAT Communications Corp., LIBOR + 1.75%, 7/27/12	250,625
	1,000		Alaska Communications Systems Holdings, Inc., LIBOR + 1.75%, 1/31/12	1,008,250
	2,000		Atlantic Broadband Finance LLC, Loan B1, LIBOR + 2.75%, 8/04/12	2,030,000
	650		Cavalier Telecom, TBD	662,187
	4,369		Centennial Cellular Operating Co., LIBOR + 2.25%, 2/09/11	4,427,368
			Communication Supply Corp.,
	96		TBD, 2/28/12	96,394
	404		PRIME + 1.75%, 3/03/12	404,856
	500		Country Road Communications LLC, LIBOR, 7/15/13	506,250
	750		Fairpoint Communications, Inc., LIBOR + 1.75%, 2/08/12	755,437
	990		Intelsat Zeus, Ltd., 0.75%, 7/28/11	997,734
	2,000		Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/23/11	2,022,084
			IPC Acquisition Corp.,
	750		LIBOR + 7.25%, 8/05/12	760,625
	961		PRIME + 1.75%, 8/05/11	973,778
	1,000		Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/29/12	1,011,563
			NTELOS, Inc.,
	743		LIBOR + 2.50%, 8/24/11	753,081
	3,000		LIBOR + 5.00%, 2/25/12	3,052,500
			PanAmSat Corp.,
	1,248		Loan A1, LIBOR + 2.50%, 8/20/09	1,258,599
	1,975		Loan B1, LIBOR + 2.00%, 8/20/11	1,999,687
	2,000		Qwest Corp., Loan A, LIBOR + 4.75%, 6/30/07	2,048,000
	450		Triton PCS, Inc., LIBOR + 3.25%, 11/18/09	452,505
	1,933		Valor Telecommunication Enterprises II LLC, Loan B, LIBOR + 1.75%, 2/14/12	1,936,052
			Wind Acquisition Finance SA,
	2,000		Loan B, TBD	2,426,729
	2,000		Loan C, TBD	2,438,847

				32,273,151

			Transportation—0.6%
	875		Delta Air Lines, Inc., Loan A, LIBOR + 4.50%, 3/16/08	886,719
	360		Sirva Worldwide, Inc., LIBOR + 4.00%, 12/01/10	357,271
	628		Transport Industries LP, Loan B, LIBOR + 2.50%, 9/30/11	635,739
	1,000		UAL Corp., TBD	1,016,250

				2,895,979

			Total Bank Loans	496,654,190

			Foreign Government Bonds—30.5%
B	11,840		Argentina Republic, 4.005%, 8/03/12	9,679,200
BB-	5,809		Bolivarian Republic of Venezuela, 2.75%, 12/18/07	5,809,117
			Federative Republic of Brazil,
BB-	3,560		2.125%, 4/15/12	3,557,975
BB	10,424		3.125%, 4/15/12	10,410,913
BB	9,435	[2]	10.71%, 6/29/09	10,944,600
BB	640		Ser. B, 10.00%, 8/07/11	751,040
B+	1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,610,926
BB+	5,689		Kingdom of Morocco, Zero Coupon, 1/02/09	5,688,887
A-	800		Malaysia, 8.75%, 6/01/09	875,074
A	2,400		Republic of Chile, 6.875%, 4/28/09	2,499,000
BB	1,200	[2,5]	Republic of Colombia, 8.47%, 3/17/13	1,338,000

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—(cont’d)
BB	$ 3,200		Republic of Costa Rica, 9.335%, 5/15/09	$ 3,488,000
BB+	800		Republic of El Salvador, 9.50%, 8/15/06	811,600
			Republic of Panama,
BB	12,714		2.75%, 7/17/16	12,523,559
BB	2,000		8.25%, 4/22/08	2,090,000
			Republic of Peru,
BB	5,432		4.50%, 3/07/17	5,119,660
BB	2,400		9.125%, 1/15/08	2,526,000
BBB+	2,400		Republic of South Africa, 7.375%, 4/25/12	2,597,280
BB-	2,400		Republic of the Philippines, 8.875%, 4/15/08	2,556,612
BB-	2,400		Republic of Turkey, 12.00%, 12/15/08	2,757,600
B+	950		Republic of Uruguay, 6.875%, 1/19/16	1,221,772
BB-	3,321		Republic of Venezuela, 3.063%, 3/31/07	3,321,074
BBB	4,000		Russian Federation, 10.00%, 6/26/07	4,209,200
A2	2,000	[2]	Sberbank of Russia, 6.37%, 10/24/06	2,011,800
			Ukraine,
BB-	2,800	[3]	6.875%, 3/04/11	2,823,800
BB-	16,100	[2,3]	8.235%, 8/05/09	17,227,000
			United Mexican States,
BBB	4,800	[2]	5.75%, 1/13/09	4,852,800
A	21,380		8.00%, 12/19/13 (MXN)	1,916,667
A	16,945		9.00%, 12/20/12 (MXN)	1,600,178
A	545		9.50%, 12/18/14 (MXN)	53,234
			Venezuela Republic,
BB-	4,000	[2]	6.075%, 4/20/11	4,022,000
BB-	4,800		9.125%, 6/18/07	4,992,000
BB-	2,000		11.00%, 3/05/08	2,723,026

			Total Foreign Government Bonds	138,609,594

			Total Long-Term Investments (cost $720,082,189)	727,427,501

			SHORT-TERM INVESTMENT—1.1%
			U.S. Government and Agency Zero Coupon Bond—1.1%
	4,900	[6]	Federal Home Loan Bank Discount Note, 4.63%, 4/03/06 (cost $4,898,740)	4,898,740

			Total investments—161.4% (cost $724,980,9297)	$732,326,241
			Liabilities in excess of other assets (including $16,342,230 in reverse repurchase agreements payable)—(7.7)%	(35,103,276)
			Preferred shares at redemption value, including dividends payable—(53.7)%	(243,510,431)

			Net Assets—100%	$453,712,534

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Rate shown is interest rate as of March 31, 2006.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 6.3% of its net assets, with a current market value of $28,531,424, in securities restricted as to resale.
[4]	Issuer is in default and/or bankruptcy.
[5]	Security is fair valued.
[6]	Rate shown is the yield to maturity as of March 31, 2006.
[7]	Cost for Federal income tax purposes is $725,043,954. The net unrealized appreciation on a tax basis is $7,282,287, consisting of $10,426,109 gross unrealized appreciation and $3,143,822 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
CND	—	Canadian Dollar	TBD	—	To Be Determined
MXN	—	Mexican Peso	USD	—	U.S. Dollar

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Global Floating Rate Income Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006